Classification and measurement of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities
Accounting classification and fair value hierarchy

		2022					2021
Hierarchy of fair value measurement		Fair value $m	a	Amortised cost $m	Not categorised as a financial instrument $m	Total $m	Fair value $m	a	Amortised cost $m	Not categorised as a financial instrument $m	Total $m
Financial assets
Other financial assets	1,3 b	106		50	–	156	114		61	–	175
Cash and cash equivalents	1	360		616	–	976	1,025		425	–	1,450
Derivative financial instruments	2	7		–	–	7	–		–	–	–
Deferred compensation plan investments	1	216		–	–	216	256		–	–	256
Trade and other receivables	–	–		542	104	646	–		501	73	574

Financial liabilities
Derivative financial instruments	2	(11)		–	–	(11)	(62)		–	–	(62)
Deferred compensation plan liabilities	1	(216)		–	–	(216)	(256)		–	–	(256)
Loans and other borrowings	–	–		(2,396)	–	(2,396)	–		(2,845)	–	(2,845)
Trade and other payables	3	(83)		(658)	(37)	(778)	(73)		(566)	(29)	(668)

a
With the exception of equity securities of $88m (2021: $106m) measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition.

b	Of those measured at fair value, $3m (2021: $8m) are Level 1 and $103m (2021: $106m) are Level 3.

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities
Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

Hierarchy of		2022		2021
fair value measurement		Carrying value $m	Fair value $m	Carrying value $m	Fair value $m
£173m 3.875% bonds 2022	1	–	–	(233)	(239)
€ 500m 1.625% bonds 2024	1	(534)	(511)	(565)	(585)
£300m 3.75% bonds 2025	1	(365)	(344)	(408)	(428)
£350m 2.125% bonds 2026	1	(423)	(367)	(473)	(471)
€ 500m 2.125% bonds 2027	1	(539)	(492)	(570)	(601)
£400m 3.375% bonds 2028	1	(480)	(417)	(537)	(566)

Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3
Level 3 reconciliation

	Other financial assets $m	Derivative financial instruments $m	Other payables $m	Contingent purchase consideration $m
At 1 January 2021	88	4	–	(79)
Additions	3	–	–	–
Valuation gains recognised in other comprehensive income	15	–	–	–
Unrealised changes in fair value a	–	(4)	–	6
At 31 December 2021	106	–	–	(73)
Valuation losses recognised in other comprehensive income	(1)	–	–	–
Unrealised changes in fair value b	–	–	(18)	8
Exchange adjustments	(2)	–	–	–
At 31 December 2022	103	–	(18)	(65)

a	The change in the fair value of derivative financial instruments was recognised within other net impairment charges in the Group income statement and was presented as an exceptional item.

b	The change in the fair value of other payables was recognised within share of losses from associates in the Group income statement and is presented as an exceptional item.